Risks and Uncertainties (Details)	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022 USD ($)	May 31, 2022 CNY (¥)
Risks and Uncertainties (Details) [Line Items]
Deposit with a bank (in Dollars)		$ 28,000
Insurance coverage		$ 75,000	¥ 500,000
Revenue [Member] | Customer One [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	53.90%	6.80%
Revenue [Member] | Customer Two [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	23.80%	6.70%
Revenue [Member] | Customer Three [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage		6.00%
Product Sales [Member] | Customer One [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	50.20%	43.30%
Product Sales [Member] | Customer Two [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	36.70%	25.50%
Accounts Receivable [Member] | Customer One [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	72.70%	18.40%
Accounts Receivable [Member] | Customer Two [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	14.10%
Accounts Payable [Member] | Customer One [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	43.60%	55.30%
Accounts Payable [Member] | Customer Two [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	41.20%